Income Tax (IT) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Schedule of Total Income Tax Expense (Benefit)
The total income tax expense (benefit) for the years ended December 31, 2025, 2024 and 2023, is as follows:

	2025	2024	2023
Current tax expense	$37,531	57,885	41,217
Deferred tax expense (benefit)	24,562	21,846	(26,906)

Total income tax expense	$62,093	79,731	14,311

Schedule of Reconciliation of Effective Tax Rate
(a)	Reconciliation of effective tax rate:

	2025		2024		2023
	%	$	%	$	%	$
Income for the year		351,861		617,486		273,368
Total income tax expense	15%	62,093	11%	79,731	5%	14,311
Income, excluding income tax		413,954		697,217		287,679
Income tax using the Group’s domestic tax rate	30%	124,186	30%	209,165	30%	86,304
Equity in the results of associated companies not subject to taxation	(6%)	(23,156)	—%	(1,757)	—%	918
Non-deductible expenses	10%	39,212	6%	42,712	7%	21,167
Tax effects of inflation	(3%)	(14,784)	(4%)	(24,478)	(7%)	(21,709)
De-recognition (recognition) of deferred tax assets (previously reserved / recognized) (1)	1%	5,684	(21%)	(144,952)	8%	21,754
Effects of movements in taxable foreign exchange rates	(17%)	(70,634)	10%	71,251	(27%)	(77,433)
Others, mainly differences in functional currency translation variance	—%	1,585	(10%)	(72,210)	(6%)	(16,690)

	15%	62,093	11%	79,731	5%	14,311

(1)
This effect relates to the recognition /
de-recognition
of net operating losses (“NOL’ss”) that were previously reserved / recognized since the Group deemed that such NOL’s might not be currently recoverable.